Costs of Telecommunications Products Sold (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Costs of Telecommunications Products Sold

	2015	2016	2017
Handsets and other telecommunication products	45,587	38,888	26,406
Others	492	413	237

	46,079	39,301	26,643